LEASES - OPERATING LEASES, RIGHT-OF-USE ASSETS, AND LEASE LIABILITIES - Disclosure of changes in right-of-use assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Balance	$ 824,023	$ 759,711
Additions	53,630	483,869
Additions - merger	377,071
Depreciation	(444,197)	(406,434)
Translation differences	(14,237)	(13,123)
Balance	824,764	824,023
Head office rent (5-year term) [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	592,097	205,240
Additions	(24,148)	522,797
Additions - merger	0
Depreciation	(119,279)	(122,817)
Translation differences	(14,237)	(13,123)
Balance	462,907	592,097
Vehicles (3 & 4-year term) [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	111,548	290,690
Additions	(52,928)	(38,928)
Additions - merger	0
Depreciation	(110,937)	(140,214)
Translation differences	0	0
Balance	53,539	111,548
Equipment (3-year term) [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	0	38,310
Additions	0	0
Additions - merger	0
Depreciation	0	(38,310)
Translation differences	0	0
Balance	0	0
DeLamar office rent (3,7 and 5-year term) [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	120,378	225,471
Additions	24,850	0
Additions - merger	0
Depreciation	(102,598)	(105,093)
Translation differences	0	0
Balance	42,630	120,378
Nevada Warehouses And Rental Property [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	0	0
Additions		0
Additions - merger	377,071
Depreciation	(111,383)	0
Translation differences	0	0
Balance	$ 265,688	$ 0